SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Leases
Remainder of 2022	$ 2,544
2022		4,972
2023	5,165	5,103
2024	5,259	5,196
2025	5,346	5,284
2026	5,425	5,363
Thereafter	86,294	86,213
Total undiscounted operating lease payments	110,033	112,131
Less: Imputed interest	(50,986)	(52,796)
Present value of total operating leases	$ 59,047	$ 59,335